Consolidated Balance Sheets Parenthetical (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Investment securities held-to-maturity, fair value	$ 5.5	$ 4.0
Stockholders' Equity
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	7,500,000	7,500,000
Common stock, shares issued	4,923,986	4,923,286
Treasury stock, shares	467,905	466,082